Vessels (Details Narrative) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended			12 Months Ended
	Jan. 09, 2020	Jan. 07, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 21, 2021	Jun. 30, 2020	Dec. 21, 2020	Dec. 21, 2017	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Long-term lease receivable			$ 35,570		$ 35,570					$ 27,294
Operating Lease, Liability			103,900		103,900					67,110
Loss on sale of vessels			(5,817)	$ (4,688)	(5,817)		$ (3,050)
Operating Lease, Right-of-Use Asset			103,900		103,900					67,110
Operating Lease, Liability, Current			30,345		30,345					20,976
Operating Lease, Liability, Noncurrent			73,555		73,555					46,134
Sublease income			2,372	14,935	7,825		24,117
Vessels			3,590,023		3,590,023					$ 3,618,309
Impairment charge			(0)	13,450	(0)		13,450
Eurochampion 2004 and Euronike [Member]
Property, Plant and Equipment [Line Items]
Sale Leaseback Transaction, Net Proceeds, Investing Activities									$ 65,200
Long-term lease receivable									$ 13,000
Sale Leaseback Transaction, Lease Terms									five-year
Operating Lease, Right-of-Use Asset			$ 11,312		$ 11,312
Sale and leaseback other information					three one-year option periods
Operating Lease, Weighted Average Discount Rate, Percent			5.45%		5.45%
Operating Lease, Weighted Average Remaining Lease Term			1 year 5 months 23 days		1 year 5 months 23 days					1 year 11 months 19 days
Archangel and Alaska [Member]
Property, Plant and Equipment [Line Items]
Sale Leaseback Transaction, Net Proceeds, Investing Activities	$ 61,070
Long-term lease receivable	$ 11,800
Sale Leaseback Transaction, Lease Terms	five-year
Operating Lease, Right-of-Use Asset			$ 32,295		$ 32,295
Sale and leaseback other information					three one-year option periods
Operating Lease, Weighted Average Discount Rate, Percent			4.41%		4.41%
Operating Lease, Weighted Average Remaining Lease Term			3 years 6 months 10 days		3 years 6 months 10 days					4 years 7 days
Sakura Princess [Member]
Property, Plant and Equipment [Line Items]
Sale Leaseback Transaction, Net Proceeds, Investing Activities								$ 24,527
Long-term lease receivable								$ 4,425
Sale Leaseback Transaction, Lease Terms								five-year
Operating Lease, Liability			$ 4,688		$ 4,688					$ 5,148
Operating Lease, Right-of-Use Asset			$ 12,890		$ 12,890
Sale and leaseback other information					three one-year option periods
Operating Lease, Weighted Average Discount Rate, Percent			3.15%		3.15%
Operating Lease, Weighted Average Remaining Lease Term			4 years 5 months 23 days		4 years 5 months 23 days					4 years 11 months 19 days
Operating Lease, Liability, Current			$ 980		$ 980
Operating Lease, Liability, Noncurrent			3,703		3,703
Vessels				22,750			22,750
Impairment charge							10,700
Arctic and Antarctic [Member]
Property, Plant and Equipment [Line Items]
Sale Leaseback Transaction, Net Proceeds, Investing Activities						$ 52,304
Long-term lease receivable						$ 8,415
Sale Leaseback Transaction, Lease Terms						five-year
Loss on sale of vessels					1,696
Operating Lease, Right-of-Use Asset			$ 47,403		$ 47,403
Sale and leaseback other information					three one-year option periods
Operating Lease, Weighted Average Discount Rate, Percent			2.06%		2.06%
Operating Lease, Weighted Average Remaining Lease Term			4 years 11 months 26 days		4 years 11 months 26 days
Caribbean Voyager Tanker [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date					January 7, 2020
Apollo Voyager [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date					September 30, 2020
Artemis Voyager [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date					November 10, 2020
Caribbean Voyager, Apollo Voyages and Artemis Voyager [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions		$ 197,845
Maya Vessel [Member]
Property, Plant and Equipment [Line Items]
Loss on sale of vessels					$ 4,121
Silia T Vessel and Didimon Vessel [Member]
Property, Plant and Equipment [Line Items]
Loss on sale of vessels							3,050
Izumo Princess [Member]
Property, Plant and Equipment [Line Items]
Vessels				$ 22,750			22,750
Impairment charge							$ 2,750